NET CHANGE IN OPERATING ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net change in operating assets and liabilities
(Increase) decrease in trade accounts receivable	$ (212)	$ (253)	$ 28
(Increase) decrease in inventories	(250)	35	(105)
(Increase) decrease in prepaid expenses and other assets	123	194	(163)
Increase (decrease) in accounts payable and accrued expenses	1,004	(250)	(158)
Increase (decrease) in accrued taxes	(306)	151	22
Increase (decrease) in other liabilities	(516)	(316)	(556)
Net change in operating assets and liabilities	$ (157)	$ (439)	$ (932)